MainStay VP Conservative Allocation Portfolio

MainStay VP Growth Allocation Portfolio

MainStay VP Moderate Allocation Portfolio

MainStay VP Moderate Growth Allocation Portfolio

MainStay VP U.S. Small Cap Portfolio

MainStay VP Cash Management Portfolio

Supplement dated February 29, 2016 (“Supplement”) to the Summary Prospectuses and Prospectus

dated May 1, 2015, as supplemented (the “Prospectus”)

1.	Effective February 29, 2016, Michael J. Caputo is added as a portfolio manager to the MainStay VP U.S. Small Cap Portfolio and Amit Soni is added as a portfolio manager to the MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay VP Moderate Growth Allocation Portfolio.

Additionally, the “Portfolio Manager Biographies” subsection of the Prospectus is hereby revised as follows:

Michael J. Caputo	Mr. Caputo has been a portfolio manager of the MainStay VP U.S. Small Cap Portfolio since February 2016. He is a Managing Director, portfolio manager and a Senior Research Analyst of Epoch Investment Partners, Inc. Mr. Caputo is a portfolio manager for VP U.S. Small and SMID investment strategies. Prior to joining Epoch, Mr. Caputo was a portfolio manager and senior research analyst at Cramer Rosenthal McGlynn, beginning in 2002. Previously, Mr. Caputo was a vice president in Corporate Finance at Morgan Stanley. He earned a BA from the University of Notre Dame and an MBA from The Wharton School of the University of Pennsylvania.
Amit Soni, CFA	Mr. Soni has been a portfolio manager for the MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay VP Moderate Growth Allocation Portfolio since February 2016. He joined New York Life Investments in 2013 as a Senior Associate in the Strategic Asset Allocation and Solutions Group. He is currently a Director and focuses on quantitative and macro-economic investment research and portfolio management for the portfolios managed by the team. Prior to joining New York Life Investments, he worked as an Investment Associate in the Global Asset Allocation group at Putnam Investments. He holds a Master’s degree from the Massachusetts Institute of Technology in Computation for Design and Optimization and a Bachelors degree from the Indian Institute of Technology Kanpur (India) in Mechanical Engineering. He holds the CFA® designation and has been in the investment industry since 2008.

2.	Effective February 29, 2016, the "Principal Risks" section to the MainStay VP Cash Management Portfolio is amended by deleting the risk factor entitled “Money Market Risk”, and replacing it with the following:

Money Market Risk:  You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Please Retain This Supplement For Your Future Reference.

MainStay VP Conservative Allocation Portfolio

MainStay VP Growth Allocation Portfolio

MainStay VP Moderate Allocation Portfolio

MainStay VP Moderate Growth Allocation Portfolio

MainStay VP U.S. Small Cap Portfolio

Supplement dated February 29, 2016 (“Supplement”)

to the Statement of Additional Information dated May 1, 2015, as supplemented

Effective February 29, 2016, Michael J. Caputo is added as a portfolio manager to the MainStay VP U.S. Small Cap Portfolio and Amit Soni is added as a portfolio manager to the MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay VP Moderate Growth Allocation Portfolio.

Accordingly, the SAI is revised as follows:

1.	In the section entitled “Portfolio Managers” beginning on page 95, the table is hereby amended to include the following information for Michael J. Caputo and Amit Soni. The number of accounts and asset information presented in columns 3 through 8 is as of December 31, 2015.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Michael J. Caputo	MainStay VP U.S. Small Cap Portfolio	0 RICs $0	0 Accounts $0	0 Accounts $0	0	0	0 Accounts $0
Amit Soni	MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio and MainStay VP Absolute Return Multi-Strategy Portfolio	1 RICs $100,481,492	1 Accounts $98,700,000	0 Accounts $0	0	0	0 Accounts $0

2.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 107, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Michael J. Caputo and Amit Soni, as of December 31, 2015.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Michael J. Caputo	None	$0
Amit Soni	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.